Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following tables and related disclosures have been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation S-K under the Exchange Act and do not necessarily reflect the economic benefit actually realized by our NEOs or the method by which the Compensation Committee makes compensation determinations. For a discussion of our executive compensation program and the Compensation Committee’s decision-making process in determining and approving our NEOs’ compensation, see “Executive Compensation—Compensation Discussion and Analysis” beginning on page 40.

Pay Versus Performance Table

	Clayton M. Magouyrk		Michael D. Sicilia		Safra A. Catz		Average Non-PEO NEOs		Value of Initial Fixed $100 Investment Based On:
Year	SCT Total ($) (1)	CAP ($) (2)	SCT Total ($) (1)	CAP ($) (2)	SCT Total ($) (1)	CAP ($) (2)	Average SCT Total ($) (1)	Average CAP ($) (3)	Total Shareholder Return (TSR) ($) (4)	Peer Group TSR ($) (5)	Net Income ($ millions)	Non-GAAP Operating Income Growth ($ millions) (6)
2026	627,472,419	413,038,464	256,606,752	193,783,100	10,141,063	256,974,411	52,900,119	107,649,517	206.82	189.86	16,984	3,893
2025	—	—	—	—	1,113,417	461,805,673	11,329,031	106,537,403	231.50	172.38	12,443	1,978
2024	—	—	—	—	6,464,234	94,264,234	13,191,706	38,148,634	132.03	136.76	10,467	2,153
2023	—	—	—	—	5,250,680	304,050,680	12,487,762	96,299,855	106.80	68.89	8,503	1,309
2022	—	—	—	—	138,192,032	139,242,032	58,544,998	56,911,587	37.95	42.02	6,717	593

(1)
For fiscal 2026, Messrs. Magouyrk and Sicilia were each promoted to the roles of principal executive officer (PEO) effective September 22, 2025. Ms. Catz served as PEO until September 22, 2025, at which time she transitioned to the role of Executive Vice Chair of the Board. Our non-PEO NEOs for fiscal 2026 were Lawrence J. Ellison, Hilary Maxson, Mark Hura, Stuart Levey and Douglas Kehring. Both Ms. Maxson and Mr. Kehring served as our Principal Financial Officer during portions of fiscal 2026, and each is included in the non-PEO NEO averages. For fiscal years 2025, 2024, 2023 and 2022, Ms. Catz served as our PEO. Our non-PEO NEOs for fiscal 2022 were Lawrence J. Ellison, Edward Screven and Dorian E. Daley. Our non-PEO NEOs for fiscal years 2025, 2024 and 2023 were Jeffrey O. Henley, Stuart Levey and Edward Screven. Maria Smith was a non-PEO NEO for fiscal 2025. In addition, although Mr. Ellison was not an NEO for fiscal 2025, 2024 or 2023 under applicable SEC rules, we have voluntarily included him as a non-PEO NEO for each of those years.
(2)
The amounts reported in these columns represent the amount of “compensation actually paid” (CAP) to each PEO, as applicable, computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation earned by or paid to the applicable PEO during the covered year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to each PEO's total compensation during the covered year to determine the CAP:

Year	PEO	SCT Total ($)	Deduction of Equity Amounts Reported in SCT ($)	Fair Value for Unvested Awards Granted in Covered Year ($)	Fair Value for Awards Vested and Granted in the Covered Year ($)	Change in Fair Value of Outstanding Unvested Awards from Prior Years ($)	Change in Fair Value of Prior-Year Awards that Vested in the Covered Year ($)		Prior-Year Awards Forfeited ($)	CAP ($)
2026	Clayton M. Magouyrk	627,472,419	(621,669,237)	355,475,761	—	20,639,341	31,120,180		—	413,038,464
2026	Michael D. Sicilia	256,606,752	(248,667,656)	142,190,282	—	17,563,214	26,090,508		—	193,783,100
2026	Safra A. Catz	10,141,063	(8,849,979)	7,133,327	—	—	248,550,000	(a)	—	256,974,411
2025	Safra A. Catz	1,113,417	—	—	—	404,300,134	56,392,122		—	461,805,673
2024	Safra A. Catz	6,464,234	—	—	—	54,300,000	33,500,000		—	94,264,234
2023	Safra A. Catz	5,250,680	—	—	—	298,800,000	—		—	304,050,680
2022	Safra A. Catz	138,192,032	(129,275,000)	—	—	123,300,000	7,025,000		—	139,242,032

(a)
This amount includes the change in the fair value of 2,500,000 PSOs (representing the fourth tranche of PSOs) and 2,500,000 PSOs (representing the fifth tranche of PSOs) which were earned in fiscal 2025 and vested in fiscal 2026 on June 24, 2025.

(3)
The amounts reported in this column represent the average amount of CAP to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the non-PEO NEOs for each year to determine the CAP:

Year	Average SCT Total for Non-PEO NEOs ($)	Deduction of Average Equity Amounts Reported in SCT ($)	Average Fair Value for Unvested Awards Granted in the Covered Year ($)	Average Fair Value for Vested Awards Granted in the Covered Year ($)	Change in Average Fair Value of Outstanding Unvested Awards from Prior Years ($)	Change in Average Fair Value of Awards from Prior Years that Vested in the Covered Year ($)		Deduction of Awards from Prior Years Forfeited in the Covered Year ($)	Average CAP to Non-PEO NEOs ($)
2026	52,900,119	(48,519,407)	37,699,149	—	6,515,714	59,053,942	(a)	—	107,649,517
2025	11,329,031	(9,581,943)	7,831,535	—	86,045,938	14,409,251		(3,496,409)	106,537,403
2024	13,191,706	(9,438,478)	9,932,357	—	15,424,691	9,038,358		—	38,148,634
2023	12,487,762	(9,341,022)	14,522,834	—	78,125,625	504,656		—	96,299,855
2022	58,544,998	(53,190,333)	8,279,833	—	39,812,596	3,464,493		—	56,911,587

(a)
This calculation includes the change in the fair value of 2,500,000 PSOs (representing the fourth tranche of PSOs) and 2,500,000 PSOs (representing the fifth tranche of PSOs) held by Mr. Ellison which were earned in fiscal 2025 and vested in fiscal 2026 on June 24, 2025.
(4)
The amounts reported in this column reflect the cumulative total stockholder return on our common stock for each of the fiscal years presented, assuming an investment of $100 at the beginning of the earliest fiscal year presented and the reinvestment of any dividends.
(5)
The peer group used in this disclosure, the Dow Jones U.S. Technology Total Return Index, is the same peer group used in the Stock Performance Graph in Part II, Item 5 of our Annual Report on Form 10-K for the fiscal year ended May 31, 2026. The amounts reported in this column reflect the cumulative total return of the Dow Jones U.S. Technology Total Return Index for each of the fiscal years presented, assuming an investment of $100 at the beginning of the earliest fiscal year presented.
(6)
Non-GAAP operating income growth is a non-GAAP financial measure that reflects adjustments based on stock-based compensation expenses, amortization of intangible assets, acquisition related and other expenses and restructuring expenses. As noted in the CD&A, our non-GAAP operating income growth is the financial performance metric that is used to determine performance-based cash bonuses under the Executive Bonus Plan, and which funds our discretionary bonus plan. For more information see “Executive Compensation—Compensation Discussion and Analysis—Elements of Our Executive Compensation Program—Base Salary and Cash Bonuses” beginning on page 50.

Company Selected Measure Name	Non-GAAPOperatingIncomeGrowth
Named Executive Officers, Footnote	Our non-PEO NEOs for fiscal 2026 were Lawrence J. Ellison, Hilary Maxson, Mark Hura, Stuart Levey and Douglas Kehring. Both Ms. Maxson and Mr. Kehring served as our Principal Financial Officer during portions of fiscal 2026, and each is included in the non-PEO NEO averages.Our non-PEO NEOs for fiscal 2022 were Lawrence J. Ellison, Edward Screven and Dorian E. Daley. Our non-PEO NEOs for fiscal years 2025, 2024 and 2023 were Jeffrey O. Henley, Stuart Levey and Edward Screven. Maria Smith was a non-PEO NEO for fiscal 2025. In addition, although Mr. Ellison was not an NEO for fiscal 2025, 2024 or 2023 under applicable SEC rules, we have voluntarily included him as a non-PEO NEO for each of those years.
Peer Group Issuers, Footnote
(5)
The peer group used in this disclosure, the Dow Jones U.S. Technology Total Return Index, is the same peer group used in the Stock Performance Graph in Part II, Item 5 of our Annual Report on Form 10-K for the fiscal year ended May 31, 2026. The amounts reported in this column reflect the cumulative total return of the Dow Jones U.S. Technology Total Return Index for each of the fiscal years presented, assuming an investment of $100 at the beginning of the earliest fiscal year presented.

Adjustment To PEO Compensation, Footnote

Year	PEO	SCT Total ($)	Deduction of Equity Amounts Reported in SCT ($)	Fair Value for Unvested Awards Granted in Covered Year ($)	Fair Value for Awards Vested and Granted in the Covered Year ($)	Change in Fair Value of Outstanding Unvested Awards from Prior Years ($)	Change in Fair Value of Prior-Year Awards that Vested in the Covered Year ($)		Prior-Year Awards Forfeited ($)	CAP ($)
2026	Clayton M. Magouyrk	627,472,419	(621,669,237)	355,475,761	—	20,639,341	31,120,180		—	413,038,464
2026	Michael D. Sicilia	256,606,752	(248,667,656)	142,190,282	—	17,563,214	26,090,508		—	193,783,100
2026	Safra A. Catz	10,141,063	(8,849,979)	7,133,327	—	—	248,550,000	(a)	—	256,974,411
2025	Safra A. Catz	1,113,417	—	—	—	404,300,134	56,392,122		—	461,805,673
2024	Safra A. Catz	6,464,234	—	—	—	54,300,000	33,500,000		—	94,264,234
2023	Safra A. Catz	5,250,680	—	—	—	298,800,000	—		—	304,050,680
2022	Safra A. Catz	138,192,032	(129,275,000)	—	—	123,300,000	7,025,000		—	139,242,032

(a)
This amount includes the change in the fair value of 2,500,000 PSOs (representing the fourth tranche of PSOs) and 2,500,000 PSOs (representing the fifth tranche of PSOs) which were earned in fiscal 2025 and vested in fiscal 2026 on June 24, 2025.

Non-PEO NEO Average Total Compensation Amount	$ 52,900,119	$ 11,329,031	$ 13,191,706	$ 12,487,762	$ 58,544,998
Non-PEO NEO Average Compensation Actually Paid Amount	$ 107,649,517	106,537,403	38,148,634	96,299,855	56,911,587
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average SCT Total for Non-PEO NEOs ($)	Deduction of Average Equity Amounts Reported in SCT ($)	Average Fair Value for Unvested Awards Granted in the Covered Year ($)	Average Fair Value for Vested Awards Granted in the Covered Year ($)	Change in Average Fair Value of Outstanding Unvested Awards from Prior Years ($)	Change in Average Fair Value of Awards from Prior Years that Vested in the Covered Year ($)		Deduction of Awards from Prior Years Forfeited in the Covered Year ($)	Average CAP to Non-PEO NEOs ($)
2026	52,900,119	(48,519,407)	37,699,149	—	6,515,714	59,053,942	(a)	—	107,649,517
2025	11,329,031	(9,581,943)	7,831,535	—	86,045,938	14,409,251		(3,496,409)	106,537,403
2024	13,191,706	(9,438,478)	9,932,357	—	15,424,691	9,038,358		—	38,148,634
2023	12,487,762	(9,341,022)	14,522,834	—	78,125,625	504,656		—	96,299,855
2022	58,544,998	(53,190,333)	8,279,833	—	39,812,596	3,464,493		—	56,911,587

(a)
This calculation includes the change in the fair value of 2,500,000 PSOs (representing the fourth tranche of PSOs) and 2,500,000 PSOs (representing the fifth tranche of PSOs) held by Mr. Ellison which were earned in fiscal 2025 and vested in fiscal 2026 on June 24, 2025.

Compensation Actually Paid vs. Total Shareholder Return

➢ Compensation Actually Paid and Total Stockholder Return

The following graph illustrates the relationship between CAP to our PEO and the average amount of CAP to our non-PEO NEOs, our cumulative total stockholder return and our cumulative peer group total stockholder return for fiscal years 2022, 2023, 2024, 2025 and 2026, each as set forth in the pay versus performance table above.

Relationship Between Compensation Actually Paid and Total Stockholder Return

Compensation Actually Paid vs. Net Income

➢ Compensation Actually Paid and Net Income

The following graph illustrates the relationship between CAP to our PEO and the average amount of CAP to our non-PEO NEOs and our net income for fiscal years 2022, 2023, 2024, 2025 and 2026, each as set forth in the pay versus performance table above.

Relationship Between Compensation Actually Paid and Net Income

Compensation Actually Paid vs. Company Selected Measure

➢ Compensation Actually Paid and Non-GAAP Operating Income Growth

The following graph illustrates the relationship between CAP to our PEO and the average amount of CAP to our non-PEO NEOs and our non-GAAP operating income growth for fiscal years 2022, 2023, 2024, 2025 and 2026, each as set forth in the pay versus performance table above.

Relationship Between Compensation Actually Paid and Non-GAAP Operating Income Growth

Total Shareholder Return Vs Peer Group

➢ Compensation Actually Paid and Total Stockholder Return

The following graph illustrates the relationship between CAP to our PEO and the average amount of CAP to our non-PEO NEOs, our cumulative total stockholder return and our cumulative peer group total stockholder return for fiscal years 2022, 2023, 2024, 2025 and 2026, each as set forth in the pay versus performance table above.

Relationship Between Compensation Actually Paid and Total Stockholder Return

Tabular List, Table

Financial Performance Measures

The table below lists the financial performance measures that the Compensation Committee believes represent the most important financial performance measures used to link compensation actually paid to our NEOs to Oracle’s performance for fiscal 2026. See “Executive Compensation—Compensation Discussion and Analysis” beginning on page 40 for a further description of our executive compensation program. The performance measures included in this table are not ranked by relative importance.

Non-GAAP Operating Income Growth
Fiscal 2028 Non-GAAP Total Revenues
Total Non-GPU Infrastructure Bookings*
GPU Bookings*
Total SaaS Bookings Growth*
Non-GAAP Software Revenue Growth*

* Metric applicable to Mr. Hura only.

Total Shareholder Return Amount	$ 206.82	231.5	132.03	106.8	37.95
Peer Group Total Shareholder Return Amount	189.86	172.38	136.76	68.89	42.02
Net Income (Loss)	$ 16,984,000,000	$ 12,443,000,000	$ 10,467,000,000	$ 8,503,000,000	$ 6,717,000,000
Company Selected Measure Amount	3,893,000,000	1,978,000,000	2,153,000,000	1,309,000,000	593,000,000
PEO Name	Messrs. Magouyrk and Sicilia	Ms. Catz	Ms. Catz	Ms. Catz	Ms. Catz
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income Growth
Non-GAAP Measure Description
(6)
Non-GAAP operating income growth is a non-GAAP financial measure that reflects adjustments based on stock-based compensation expenses, amortization of intangible assets, acquisition related and other expenses and restructuring expenses. As noted in the CD&A, our non-GAAP operating income growth is the financial performance metric that is used to determine performance-based cash bonuses under the Executive Bonus Plan, and which funds our discretionary bonus plan. For more information see “Executive Compensation—Compensation Discussion and Analysis—Elements of Our Executive Compensation Program—Base Salary and Cash Bonuses” beginning on page 50.

Measure:: 2
Pay vs Performance Disclosure
Name	Fiscal 2028 Non-GAAP Total Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Total Non-GPU Infrastructure Bookings
Measure:: 4
Pay vs Performance Disclosure
Name	GPU Bookings
Measure:: 5
Pay vs Performance Disclosure
Name	Total SaaS Bookings Growth
Measure:: 6
Pay vs Performance Disclosure
Name	Non-GAAP Software Revenue Growth
Clayton M. Magouyrk
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 627,472,419
PEO Actually Paid Compensation Amount	413,038,464
Michael D. Sicilia
Pay vs Performance Disclosure
PEO Total Compensation Amount	256,606,752
PEO Actually Paid Compensation Amount	193,783,100
Safra A. Catz
Pay vs Performance Disclosure
PEO Total Compensation Amount	10,141,063	$ 1,113,417	$ 6,464,234	$ 5,250,680	$ 138,192,032
PEO Actually Paid Compensation Amount	256,974,411	461,805,673	94,264,234	304,050,680	139,242,032
PEO | Clayton M. Magouyrk | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(621,669,237)
PEO | Clayton M. Magouyrk | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	355,475,761
PEO | Clayton M. Magouyrk | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,639,341
PEO | Clayton M. Magouyrk | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,120,180
PEO | Michael D. Sicilia | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(248,667,656)
PEO | Michael D. Sicilia | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	142,190,282
PEO | Michael D. Sicilia | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,563,214
PEO | Michael D. Sicilia | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,090,508
PEO | Safra A. Catz | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,849,979)				(129,275,000)
PEO | Safra A. Catz | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,133,327
PEO | Safra A. Catz | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		404,300,134	54,300,000	298,800,000	123,300,000
PEO | Safra A. Catz | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	248,550,000	56,392,122	33,500,000		7,025,000
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(48,519,407)	(9,581,943)	(9,438,478)	(9,341,022)	(53,190,333)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,699,149	7,831,535	9,932,357	14,522,834	8,279,833
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,515,714	86,045,938	15,424,691	78,125,625	39,812,596
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 59,053,942	14,409,251	$ 9,038,358	$ 504,656	$ 3,464,493
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (3,496,409)